SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) - shares	Mar. 31, 2018	Dec. 31, 2017
Summary Of Significant Accounting Policies Details 4
Number of common stock shares issued and outstanding	23,951,252	23,901,252
Number of common stock shares from conversion of convertible notes	307,904	307,904
Number of common stock shares from exercise of warrants	1,695,000	360,000
Total fully-diluted common stock shares	25,954,156	24,569,156